Accounts receivable, net - Aging of accounts receivable (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Accounts receivable
Accounts receivable	¥ 8,337,549	$ 1,228,803	¥ 7,146,902
Within 90 days
Accounts receivable
Accounts receivable	2,589,833	381,694	4,016,277
90 - 180 days
Accounts receivable
Accounts receivable	2,688,785	396,279	1,209,825
180 days - 1 year
Accounts receivable
Accounts receivable	1,745,225	257,214	¥ 1,920,800
Over 1 year
Accounts receivable
Accounts receivable	¥ 1,313,706	$ 193,616